Shareholders' Equity - Summary of Reconciliation of Common Shares Outstanding (Detail)	6 Months Ended
	Jun. 30, 2019 shares	Jun. 30, 2018 shares
Disclosure of classes of share capital [line items]
Exercise of common share options	9,980
Vesting of RSUs	24,330
Ordinary shares [member]
Disclosure of classes of share capital [line items]
Common Shares outstanding, Beginning balance	23,358,977	19,429,848
Issued for cash		3,099,997
Exercise of common share options	9,980	34,041
Vesting of RSUs	24,330	68,914
Common shares outstanding, Ending balance	23,393,287	22,632,800